UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

January 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 77.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$1,770,705

Total Albania			$1,770,705

Argentina — 5.2%
Republic of Argentina, 7.00%, 10/3/15	USD	13,803	$13,595,816
Republic of Argentina, 8.75%, 5/7/24(2)	USD	4,607	4,518,794

Total Argentina			$18,114,610

Bangladesh — 3.0%
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	83,900	$1,115,109
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	1,028,207
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,706,266
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	301,600	4,124,575
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	140,000	1,949,402
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	410,754

Total Bangladesh			$10,334,313

Barbados — 1.1%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,197,632
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	787	655,178

Total Barbados			$3,852,810

Belarus — 0.1%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	400	$326,000

Total Belarus			$326,000

Bosnia and Herzegovina — 1.0%
Bosnia and Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	$43,910
Bosnia and Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	69,323
Republic of Srpska, 1.50%, 6/30/23	BAM	292	126,302
Republic of Srpska, 1.50%, 10/30/23	BAM	796	340,693
Republic of Srpska, 1.50%, 12/15/23	BAM	43	18,221
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,225,954
Republic of Srpska, 1.50%, 6/9/25	BAM	534	211,251
Republic of Srpska, 1.50%, 12/24/25	BAM	581	224,877
Republic of Srpska, 1.50%, 9/25/26	BAM	361	131,538

Total Bosnia and Herzegovina			$3,392,069

Brazil — 1.8%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	$4,475,536
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,760,749

Total Brazil			$6,236,285

Colombia — 5.8%
Republic of Colombia, 5.00%, 6/15/45	USD	300	$320,550
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	2,896,911
Titulos De Tesoreria B, 8.00%, 10/28/15	COP	727,000	305,992
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	16,007,500	8,144,865
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	8,653,890

Total Colombia			$20,322,208

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	62,299	$92,883
Titulo Propiedad UD, 1.63%, 7/13/16(5)	CRC	6,999	12,848

Total Costa Rica			$105,731

Security	Principal Amount (000’s omitted)		Value
Cyprus — 0.9%
Republic of Cyprus, 3.75%, 11/1/15(1)(3)	EUR	2,829	$3,190,376

Total Cyprus			$3,190,376

Dominican Republic — 1.4%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(3)	DOP	15,020	$351,395
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	669	730,469
Dominican Republic International Bond, 11.50%, 5/10/24(3)	DOP	28,000	665,576
Dominican Republic International Bond, 14.00%, 4/30/21(3)	DOP	8,500	213,164
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	26,400	670,937
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	2,300	58,453
Dominican Republic International Bond, 15.95%, 6/4/21(3)	DOP	17,000	482,826
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	52,700	1,612,409
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	1,000	30,596

Total Dominican Republic			$4,815,825

Ecuador — 3.4%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$3,857,260
Republic of Ecuador, 7.95%, 6/20/24(3)	USD	600	534,000
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	7,540	7,475,910

Total Ecuador			$11,867,170

Fiji — 0.5%
Republic of Fiji, 9.00%, 3/15/16	USD	1,737	$1,803,131

Total Fiji			$1,803,131

Hungary — 2.9%
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	$4,164,770
Hungary Government Bond, 6.50%, 6/24/19	HUF	274,340	1,174,537
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	4,642,849

Total Hungary			$9,982,156

Indonesia — 10.2%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,459,959
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	3,156,576
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	400,274
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	991,817
Indonesia Government Bond, 8.375%, 3/15/24	IDR	27,712,000	2,380,946
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,223,912
Indonesia Government Bond, 8.75%, 2/15/44	IDR	16,947,000	1,495,899
Indonesia Government Bond, 9.00%, 3/15/29	IDR	48,448,000	4,434,100
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	3,209,225
Indonesia Government Bond, 9.50%, 7/15/31	IDR	63,823,000	6,058,588
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	541,423
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	2,086,243
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	828,111
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,202,504
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	1,131,518
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	1,371,807
Indonesia Government Bond, 11.50%, 9/15/19	IDR	16,146,000	1,508,808

Total Indonesia			$35,481,710

Iraq — 1.2%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	5,217	$4,218,529

Total Iraq			$4,218,529

Jamaica — 0.1%
Jamaica Government International Bond, 9.00%, 6/2/15	USD	205	$210,125

Total Jamaica			$210,125

Jordan — 2.4%
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	8,300	$8,356,440

Total Jordan			$8,356,440

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.6%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,947,123

Total Kenya			$1,947,123

Lebanon — 3.0%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	400	$402,280
Lebanese Republic, 8.50%, 1/19/16(1)	USD	4,065	4,251,015
Lebanon Treasury Note, 5.94%, 3/5/15	LBP	8,778,970	5,819,144

Total Lebanon			$10,472,439

Macedonia — 1.6%
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	4,871	$5,574,480

Total Macedonia			$5,574,480

Mexico — 2.5%
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	$3,341,376
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	3,218,951
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	2,227,097

Total Mexico			$8,787,424

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$878,873

Total Nigeria			$878,873

Philippines — 2.8%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,188,701
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	7,570,595

Total Philippines			$9,759,296

Romania — 4.0%
Romania Government Bond, 5.75%, 1/27/16	RON	3,540	$942,857
Romania Government Bond, 5.95%, 6/11/21(2)	RON	38,430	11,860,965
Romania Government Bond, 6.00%, 4/30/15	RON	1,510	390,540
Romania Government Bond, 6.00%, 4/30/16	RON	3,000	808,302

Total Romania			$14,002,664

Russia — 3.1%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	4,900	$4,898,775
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	1,269,520
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	1,300,617
Russia Government Bond, 7.50%, 3/15/18	RUB	102,246	1,235,998
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	1,610,238
Russia Government Bond, 8.15%, 2/3/27	RUB	46,345	482,270

Total Russia			$10,797,418

Serbia — 5.4%
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	1,485	$1,701,806
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	429,927
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,009,119
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	4,220,814
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	700,777
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	893,659
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	700,500	6,509,671
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	169,090	1,571,158
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	105,310	972,899
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	737,819

Total Serbia			$18,747,649

South Africa — 2.1%
Republic of South Africa, 6.75%, 3/31/21(2)	ZAR	45,745	$3,942,036
Republic of South Africa, 7.00%, 2/28/31	ZAR	25,285	2,065,534
Republic of South Africa, 10.50%, 12/21/26	ZAR	13,176	1,444,356

Total South Africa			$7,451,926

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 1.0%
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	345,570	$2,656,016
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	37,200	300,782
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	18,600	168,128
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	61,480	467,927

Total Sri Lanka			$3,592,853

Thailand — 2.8%
Kingdom of Thailand, 3.625%, 6/16/23	THB	132,132	$4,368,999
Kingdom of Thailand, 3.85%, 12/12/25	THB	31,938	1,089,060
Kingdom of Thailand, 3.875%, 6/13/19	THB	132,066	4,308,603

Total Thailand			$9,766,662

Turkey — 1.9%
Turkey Government Bond, 6.30%, 2/14/18	TRY	7,829	$3,154,738
Turkey Government Bond, 10.50%, 1/15/20	TRY	7,412	3,491,261

Total Turkey			$6,645,999

Uganda — 0.5%
Uganda Government Bond, 14.125%, 12/1/16	UGX	3,099,700	$1,062,731
Uganda Government Bond, 14.625%, 11/1/18	UGX	1,616,600	542,583

Total Uganda			$1,605,314

Uruguay — 1.2%
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	415	$16,683
Monetary Regulation Bill, 0.00%, 3/26/15(5)	UYU	40,832	1,665,190
Monetary Regulation Bill, 0.00%, 7/2/15(5)	UYU	22,142	892,929
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	8,480	322,505
Monetary Regulation Bill, 0.00%, 4/21/16(5)	UYU	13,004	506,748
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	6,755	229,240
Republic of Uruguay, 5.00%, 9/14/18(5)	UYU	3,067	129,378
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	332,376

Total Uruguay			$4,095,049

Venezuela — 2.2%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(2)	USD	2,515	$1,445,838
Bolivarian Republic of Venezuela, 7.00%, 3/16/15	EUR	2,053	2,238,693
Bolivarian Republic of Venezuela, 7.00%, 12/1/18(1)(2)	USD	11,694	4,151,370

Total Venezuela			$7,835,901

Zambia — 1.0%
Zambia Government Bond, 11.00%, 9/2/19	ZMW	30,900	$3,446,681

Total Zambia			$3,446,681

Total Foreign Government Bonds (identified cost $314,972,081)			$269,787,944

Foreign Corporate Bonds — 6.1%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$378,000

Total Azerbaijan			$378,000

Brazil — 0.4%
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	1,435	$1,299,866

Total Brazil			$1,299,866

Security	Principal Amount (000’s omitted)		Value
Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$309,016

Total Colombia			$309,016

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$1,038,981

Total Finland			$1,038,981

Georgia — 0.3%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	908	$921,620

Total Georgia			$921,620

India — 1.3%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$255,587
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	903,292
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	593,508
National Hydroelectric PC., 8.85%, 2/11/26	INR	15,000	257,210
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	603,857
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	838,688
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	253,385
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	831,878

Total India			$4,537,405

Luxembourg — 0.1%
Petrobras International Finance Co. SA, 3.875%, 1/27/16	USD	418	$407,471

Total Luxembourg			$407,471

Mexico — 0.5%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$410,746
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	10,630	732,211
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	429,632

Total Mexico			$1,572,589

Netherlands — 0.1%
Rabobank Nederland, 0.50%, 11/26/21	ZAR	9,400	$491,108

Total Netherlands			$491,108

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$300,044

Total South Korea			$300,044

Sri Lanka — 0.2%
Bank of Ceylon, 6.875%, 5/3/17(1)	USD	841	$873,589

Total Sri Lanka			$873,589

Supranational — 2.0%
African Development Bank, 0.50%, 10/26/21	ZAR	9,300	$498,690
Asian Development Bank, 6.64%, 6/18/15	TRY	440	179,926
Inter-American Development Bank, 7.35%, 9/12/18	IDR	53,440,000	4,252,630
International Bank for Reconstruction & Development, 3.40%, 4/15/17(5)	UYU	41,605	1,743,941
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	150,127
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	163,699

Total Supranational			$6,989,013

Sweden — 0.3%
Svensk Exportkredit AB, 0.50%, 6/26/15	TRY	2,550	$1,008,980
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	26,736
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	149,807

Total Sweden			$1,185,523

Security	Principal Amount (000’s omitted)		Value
Venezuela — 0.3%
Petroleos de Venezuela SA, 8.50%, 11/2/17(1)	USD	1,938	$1,114,350

Total Venezuela			$1,114,350

Total Foreign Corporate Bonds (identified cost $23,316,327)			$21,418,575

Sovereign Loans — 0.7%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.7%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 3.06%, Maturing August 1, 2021(7)(8)(9)(10)		$2,400	$2,310,965

Total Ethiopia			$2,310,965

Total Sovereign Loans (identified cost $2,171,614)			$2,310,965

Short-Term Investments — 16.4%

Foreign Government Securities — 7.1%

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.1%
Kenya Treasury Bill, 0.00%, 4/13/15	KES	55,300	$593,952

Total Kenya			$593,952

Lebanon — 3.7%
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	348,000	$229,757
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	372,800	244,897
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	369,400	242,460
Lebanon Treasury Bill, 0.00%, 4/23/15	LBP	710,200	465,756
Lebanon Treasury Bill, 0.00%, 6/4/15	LBP	14,314,300	9,338,784
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	570,000	370,552
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	273,900	177,900
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	373,300	242,022
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	547,600	351,082
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	1,902,400	1,204,239

Total Lebanon			$12,867,449

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 5/6/15	EUR	595	$670,919

Total Serbia			$670,919

Sri Lanka — 2.6%
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	6,040	$45,560
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	536,910	4,045,493
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	187,710	1,412,802
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	6,700	50,372
Sri Lanka Treasury Bill, 0.00%, 3/27/15	LKR	162,550	1,219,364
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	55,790	417,567
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	49,890	368,813
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	73,110	524,601
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	136,550	977,620

Total Sri Lanka			$9,062,192

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	520,300	$175,283
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	710,000	237,868
Uganda Treasury Bill, 0.00%, 6/24/15	UGX	350,500	116,804
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	384,100	123,627

Total Uganda			$653,582

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 2/20/15(5)	UYU	5,284	$216,388

Total Uruguay			$216,388

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	4,890	$709,920

Total Zambia			$709,920

Total Foreign Government Securities (identified cost $25,019,193)			$24,774,402

U.S. Treasury Obligations — 1.9%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/12/15(11)		$5,000	$4,999,975
U.S. Treasury Bill, 0.00%, 4/2/15(11)		1,600	1,599,987

Total U.S. Treasury Obligations (identified cost $6,599,912)			$6,599,962

Repurchase Agreements — 4.8%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/30/15 with an interest rate of 0.80%, collateralized by RON 35,050,000 Romania Government Bond 5.85%, due 4/26/23 and a market value, including accrued interest, of $11,437,920.(12)	RON	44,886	$11,434,268
Dated 1/30/15 with an interest rate of 6.00%, collateralized by ZAR 32,070,000 Republic of South Africa 10.50%, due 12/21/26 and a market value, including accrued interest, of $3,679,874.(12)	ZAR	41,040	3,524,259
Nomura International PLC:
Dated 1/6/15 with a maturity date of 2/13/15, an interest rate of 0.16% payable by the Portfolio and repurchase proceeds of EUR 1,525,329, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,726,246.	EUR	1,526	1,723,890

Total Repurchase Agreements (identified cost $16,773,723)			$16,682,417

Other — 2.6%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(13)		$9,101	$9,101,452

Total Other (identified cost $9,101,452)			$9,101,452

Value
Total Short-Term Investments (identified cost $57,494,280)	$57,158,233

Total Investments — 100.7% (identified cost $397,954,302)	$350,675,717

Less Unfunded Loan Commitments — (0.2)%	$(622,591)

Net Investments — 100.5% (identified cost $397,331,711)	$350,053,126

Other Assets, Less Liabilities — (0.5)%	$(1,822,787)

Net Assets — 100.0%	$348,230,339

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia - Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $55,181,198 or 15.8% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $12,488,255 or 3.6% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at January 31, 2015.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(12)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $3,511.

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security	Principal Amount (000’s omitted)		Value
Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,719,280)

Total Germany			$(1,719,280)

Total Foreign Government Bonds (proceeds $1,828,922)			$(1,719,280)

Total Securities Sold Short (proceeds $1,828,922)			$(1,719,280)

EUR	-	Euro

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2015 were $2,427,853 or 0.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/15	Brazilian Real 874,041	United States Dollar 328,303	Citibank, N.A.	$2,563	$—	$2,563
2/3/15	Brazilian Real 93,240,869	United States Dollar 35,951,752	Standard Chartered Bank	1,202,523	—	1,202,523
2/3/15	Brazilian Real 2,665,000	United States Dollar 1,033,066	Standard Chartered Bank	39,867	—	39,867
2/3/15	Brazilian Real 6,630,000	United States Dollar 2,503,304	Standard Chartered Bank	32,420	—	32,420
2/3/15	Brazilian Real 10,560,959	United States Dollar 3,966,855	Standard Chartered Bank	30,972	—	30,972
2/3/15	Brazilian Real 2,140,000	United States Dollar 787,923	Standard Chartered Bank	—	(9,617)	(9,617)
2/3/15	United States Dollar 324,572	Brazilian Real 874,041	Citibank, N.A.	1,167	—	1,167
2/3/15	United States Dollar 803,816	Brazilian Real 2,140,000	Standard Chartered Bank	—	(6,276)	(6,276)
2/3/15	United States Dollar 1,001,014	Brazilian Real 2,665,000	Standard Chartered Bank	—	(7,816)	(7,816)
2/3/15	United States Dollar 2,490,328	Brazilian Real 6,630,000	Standard Chartered Bank	—	(19,444)	(19,444)
2/3/15	United States Dollar 4,072,088	Brazilian Real 10,560,959	Standard Chartered Bank	—	(136,204)	(136,204)
2/3/15	United States Dollar 36,144,075	Brazilian Real 93,240,869	Standard Chartered Bank	—	(1,394,845)	(1,394,845)
2/4/15	Euro 583,161	Romanian Leu 2,583,928	Bank of America, N.A.	—	(759)	(759)
2/4/15	Euro 5,390,402	United States Dollar 6,841,363	Goldman Sachs International	750,157	—	750,157
2/4/15	New Turkish Lira 2,494,000	United States Dollar 1,099,306	Deutsche Bank AG	80,262	—	80,262
2/4/15	New Turkish Lira 558,155	United States Dollar 246,024	Deutsche Bank AG	17,962	—	17,962
2/4/15	Romanian Leu 2,583,928	Euro 575,019	Deutsche Bank AG	—	(8,441)	(8,441)
2/4/15	United States Dollar 2,503,279	Egyptian Pound 18,324,000	Citibank, N.A.	—	(91,392)	(91,392)
2/4/15	United States Dollar 790,980	Euro 629,747	Goldman Sachs International	—	(79,360)	(79,360)
2/6/15	United States Dollar 2,130,548	Egyptian Pound 15,553,000	BNP Paribas	—	(87,331)	(87,331)
2/6/15	United States Dollar 403,226	Uruguayan Peso 10,000,000	Citibank, N.A.	6,718	—	6,718
2/11/15	Euro 16,246,776	United States Dollar 20,175,653	Standard Chartered Bank	1,815,501	—	1,815,501
2/12/15	Mexican Peso 15,870,000	United States Dollar 1,062,243	BNP Paribas	4,081	—	4,081
2/12/15	Mexican Peso 27,440,000	United States Dollar 2,005,015	Goldman Sachs International	175,402	—	175,402
2/12/15	Thai Baht 204,182,129	United States Dollar 6,140,816	Goldman Sachs International	—	(94,623)	(94,623)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/12/15	United States Dollar 6,802,005	Mexican Peso 92,963,000	Nomura International PLC	$—	$(603,521)	$(603,521)
2/12/15	United States Dollar 16,526,377	Mexican Peso 225,866,000	Nomura International PLC	—	(1,466,335)	(1,466,335)
2/12/15	United States Dollar 2,940,273	Mexican Peso 40,195,000	Standard Chartered Bank	—	(260,195)	(260,195)
2/12/15	United States Dollar 7,143,791	Mexican Peso 97,659,201	Standard Chartered Bank	—	(632,180)	(632,180)
2/12/15	United States Dollar 12,594,951	Thai Baht 418,782,129	Goldman Sachs International	194,074	—	194,074
2/13/15	United States Dollar 402,414	Uruguayan Peso 10,000,000	Citibank, N.A.	6,606	—	6,606
2/17/15	Zambian Kwacha 4,060,000	United States Dollar 606,373	Barclays Bank PLC	—	(11,259)	(11,259)
2/17/15	Zambian Kwacha 3,870,000	United States Dollar 581,638	Standard Chartered Bank	—	(7,090)	(7,090)
2/18/15	Euro 298,082	Hungarian Forint 94,594,272	Goldman Sachs International	6,918	—	6,918
2/18/15	Euro 7,884,169	United States Dollar 9,817,288	Goldman Sachs International	906,997	—	906,997
2/18/15	Hungarian Forint 804,340,000	Euro 2,618,784	Citibank, N.A.	36,309	—	36,309
2/18/15	Indian Rupee 42,868,000	United States Dollar 689,640	Barclays Bank PLC	119	—	119
2/18/15	Indian Rupee 15,000,000	United States Dollar 240,115	Goldman Sachs International	—	(1,156)	(1,156)
2/18/15	Indian Rupee 15,000,000	United States Dollar 240,385	Standard Chartered Bank	—	(887)	(887)
2/18/15	Indian Rupee 30,000,000	United States Dollar 481,078	Standard Chartered Bank	—	(1,465)	(1,465)
2/18/15	United States Dollar 9,780,797	Euro 7,854,863	Goldman Sachs International	—	(903,626)	(903,626)
2/18/15	United States Dollar 11,918,829	Hungarian Forint 2,938,840,054	Barclays Bank PLC	—	(1,237,850)	(1,237,850)
2/18/15	United States Dollar 4,535,474	Indian Rupee 282,780,000	Citibank, N.A.	12,970	—	12,970
2/18/15	United States Dollar 1,756,719	Indian Rupee 109,520,000	Deutsche Bank AG	4,882	—	4,882
2/23/15	Indonesian Rupiah 15,920,760,000	United States Dollar 1,297,430	Goldman Sachs International	51,465	—	51,465
2/23/15	Indonesian Rupiah 19,666,296,000	United States Dollar 1,602,273	Standard Chartered Bank	63,181	—	63,181
2/23/15	Thai Baht 89,305,000	United States Dollar 2,682,637	Standard Chartered Bank	—	(43,044)	(43,044)
2/23/15	United States Dollar 1,708,742	Indian Rupee 109,387,000	Citibank, N.A.	48,499	—	48,499
2/23/15	United States Dollar 944,137	Indian Rupee 60,440,000	Goldman Sachs International	26,797	—	26,797
2/23/15	United States Dollar 1,362,819	Indonesian Rupiah 16,723,150,000	Goldman Sachs International	—	(54,059)	(54,059)
2/23/15	United States Dollar 1,536,900	Indonesian Rupiah 18,863,906,000	Standard Chartered Bank	—	(60,603)	(60,603)
2/23/15	United States Dollar 5,816,757	Thai Baht 193,000,000	Deutsche Bank AG	73,803	—	73,803

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/23/15	United States Dollar 3,176,580	Thai Baht 105,748,358	Standard Chartered Bank	$50,969	$—	$50,969
2/25/15	United States Dollar 1,844,519	Euro 1,485,025	Goldman Sachs International	—	(166,115)	(166,115)
2/27/15	United States Dollar 2,224,137	Malaysian Ringgit 8,000,000	Australia and New Zealand Banking Group Limited	—	(26,680)	(26,680)
2/27/15	United States Dollar 31,351,428	Malaysian Ringgit 110,194,000	Citibank, N.A.	—	(1,083,103)	(1,083,103)
2/27/15	United States Dollar 2,447,379	Malaysian Ringgit 8,802,000	Standard Chartered Bank	—	(29,627)	(29,627)
2/27/15	United States Dollar 323,102	Uruguayan Peso 8,000,000	Citibank, N.A.	2,648	—	2,648
3/2/15	Indian Rupee 15,000,000	United States Dollar 239,196	Nomura International PLC	—	(1,345)	(1,345)
3/2/15	Russian Ruble 55,819,603	United States Dollar 1,033,122	Bank of America, N.A.	235,756	—	235,756
3/2/15	Serbian Dinar 316,434,000	United States Dollar 2,882,438	Citibank, N.A.	494	—	494
3/2/15	Serbian Dinar 233,033,000	United States Dollar 2,119,252	Citibank, N.A.	—	(3,111)	(3,111)
3/2/15	Serbian Dinar 34,935,000	United States Dollar 318,314	Deutsche Bank AG	141	—	141
3/4/15	Euro 2,838,544	United States Dollar 3,482,329	BNP Paribas	273,952	—	273,952
3/9/15	South African Rand 10,252,322	United States Dollar 904,907	Deutsche Bank AG	29,234	—	29,234
3/9/15	United States Dollar 3,656,112	South African Rand 43,000,000	BNP Paribas	16,610	—	16,610
3/9/15	United States Dollar 9,795,325	South African Rand 110,978,095	Deutsche Bank AG	—	(316,451)	(316,451)
3/12/15	Euro 208,473	Hungarian Forint 66,506,493	Standard Chartered Bank	5,894	—	5,894
3/12/15	Hungarian Forint 839,700,000	Euro 2,729,037	BNP Paribas	35,105	—	35,105
3/12/15	Hungarian Forint 463,600,000	Euro 1,505,286	BNP Paribas	17,776	—	17,776
3/12/15	Hungarian Forint 38,222,000	Euro 123,812	BNP Paribas	1,134	—	1,134
3/12/15	Hungarian Forint 155,205,000	Euro 501,276	JPMorgan Chase Bank, N.A.	2,936	—	2,936
3/13/15	Euro 188,402	Serbian Dinar 23,880,000	Citibank, N.A.	4,020	—	4,020
3/13/15	Serbian Dinar 204,390,000	Euro 1,636,429	Citibank, N.A.	—	(7,412)	(7,412)
3/16/15	Euro 1,942,272	United States Dollar 2,427,086	Goldman Sachs International	231,530	—	231,530
3/16/15	Euro 126,090	United States Dollar 156,956	Goldman Sachs International	14,423	—	14,423
3/17/15	Hungarian Forint 316,000,000	Euro 1,024,411	Bank of America, N.A.	10,493	—	10,493
3/17/15	Hungarian Forint 314,980,000	Euro 1,002,983	BNP Paribas	—	(10,026)	(10,026)
3/20/15	United States Dollar 19,055,927	Polish Zloty 70,283,023	BNP Paribas	—	(113,147)	(113,147)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/31/15	Euro 729,190	Romanian Leu 3,250,000	BNP Paribas	$2,886	$—	$2,886
3/31/15	United States Dollar 360,288	Uruguayan Peso 9,000,000	Citibank, N.A.	2,455	—	2,455
3/31/15	United States Dollar 1,023,121	Uruguayan Peso 24,780,000	Citibank, N.A.	—	(24,369)	(24,369)
3/31/15	Uruguayo Peso 51,780,000	United States Dollar 2,058,847	Citibank, N.A.	—	(28,134)	(28,134)
4/2/15	Brazilian Real 10,560,959	United States Dollar 4,005,370	Standard Chartered Bank	133,404	—	133,404
4/2/15	United States Dollar 35,362,714	Brazilian Real 93,240,869	Standard Chartered Bank	—	(1,177,797)	(1,177,797)
4/7/15	Philippine Peso 10,367,000	United States Dollar 229,070	BNP Paribas	—	(4,918)	(4,918)
4/7/15	Philippine Peso 28,573,000	United States Dollar 631,071	Citibank, N.A.	—	(13,835)	(13,835)
4/7/15	United States Dollar 2,499,916	South African Rand 29,739,000	BNP Paribas	28,631	—	28,631
4/7/15	United States Dollar 2,501,949	South African Rand 29,739,000	Deutsche Bank AG	26,598	—	26,598
4/8/15	Euro 2,056,817	United States Dollar 2,509,008	Goldman Sachs International	183,505	—	183,505
4/9/15	United States Dollar 1,007,176	Colombian Peso 2,471,356,926	BNP Paribas	—	(469)	(469)
4/9/15	United States Dollar 4,684,708	Colombian Peso 11,495,103,060	BNP Paribas	—	(2,181)	(2,181)
4/15/15	Euro 2,500,437	United States Dollar 3,044,307	Standard Chartered Bank	217,019	—	217,019
4/15/15	United States Dollar 77,320	Euro 64,933	Standard Chartered Bank	—	(3,899)	(3,899)
4/16/15	Euro 471,643	Polish Zloty 2,030,188	BNP Paribas	13,363	—	13,363
4/16/15	Euro 475,547	Polish Zloty 2,047,420	Morgan Stanley & Co. International PLC	13,589	—	13,589
4/20/15	Euro 1,926,069	Polish Zloty 8,313,877	BNP Paribas	60,399	—	60,399
4/20/15	Euro 500,154	Polish Zloty 2,158,915	BNP Paribas	15,684	—	15,684
4/20/15	Euro 4,349,760	Polish Zloty 18,774,000	Nomura International PLC	135,934	—	135,934
4/20/15	Euro 1,129,724	Polish Zloty 4,876,000	Nomura International PLC	35,305	—	35,305
4/20/15	Romanian Leu 45,095,025	United States Dollar 11,681,136	Bank of America, N.A.	206,314	—	206,314
4/28/15	Mexican Peso 4,290,345	United States Dollar 291,404	Morgan Stanley & Co. International PLC	6,663	—	6,663
4/28/15	United States Dollar 4,139,584	Chilean Peso 2,609,180,000	BNP Paribas	—	(53,789)	(53,789)
4/30/15	United States Dollar 434,439	Uruguayan Peso 11,000,000	Citibank, N.A.	4,549	—	4,549
5/13/15	Euro 1,644,000	United States Dollar 1,852,903	Australia and New Zealand Banking Group Limited	—	(6,588)	(6,588)
5/21/15	New Turkish Lira 4,740,000	United States Dollar 2,055,632	Goldman Sachs International	159,220	—	159,220

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/21/15	United States Dollar 2,362,898	New Turkish Lira 5,853,265	Deutsche Bank AG	$—	$(21,083)	$(21,083)
5/21/15	United States Dollar 9,104,461	New Turkish Lira 22,060,108	Standard Chartered Bank	—	(278,497)	(278,497)
6/11/15	United States Dollar 655,727	Zambian Kwacha 4,895,000	Standard Chartered Bank	43,877	—	43,877
6/11/15	Zambian Kwacha 3,683,000	United States Dollar 533,487	Standard Chartered Bank	7,105	—	7,105
6/12/15	United States Dollar 406,699	Zambian Kwacha 2,975,000	Citibank, N.A.	18,296	—	18,296
6/12/15	United States Dollar 269,642	Zambian Kwacha 1,921,200	Citibank, N.A.	4,812	—	4,812
6/12/15	United States Dollar 658,766	Zambian Kwacha 4,633,100	Citibank, N.A.	3,097	—	3,097
6/17/15	United States Dollar 651,013	Zambian Kwacha 4,795,000	Standard Chartered Bank	32,380	—	32,380
6/18/15	United States Dollar 892,979	Zambian Kwacha 6,533,900	Standard Chartered Bank	37,812	—	37,812
6/18/15	United States Dollar 380,733	Zambian Kwacha 2,776,000	Standard Chartered Bank	14,724	—	14,724
6/23/15	Hungarian Forint 147,221,000	Euro 465,168	BNP Paribas	—	(6,823)	(6,823)
6/23/15	Hungarian Forint 295,288,000	Euro 930,334	BNP Paribas	—	(16,713)	(16,713)
6/23/15	Hungarian Forint 246,706,000	Euro 768,602	JPMorgan Chase Bank, N.A.	—	(23,774)	(23,774)
6/23/15	Hungarian Forint 220,419,000	Euro 692,706	Nomura International PLC	—	(14,451)	(14,451)
6/23/15	Hungarian Forint 177,659,000	Euro 558,199	Standard Chartered Bank	—	(11,790)	(11,790)
6/23/15	United States Dollar 202,557	Uruguayan Peso 5,070,000	Citibank, N.A.	—	(3,708)	(3,708)
6/25/15	United States Dollar 1,267,342	Zambian Kwacha 9,010,800	Barclays Bank PLC	12,122	—	12,122
7/9/15	Hungarian Forint 121,097,000	Euro 375,569	Credit Suisse International	—	(13,335)	(13,335)
7/16/15	Hungarian Forint 734,551,000	Euro 2,276,830	BNP Paribas	—	(81,669)	(81,669)
7/16/15	Hungarian Forint 232,420,000	Euro 723,847	Deutsche Bank AG	—	(21,955)	(21,955)
7/16/15	Hungarian Forint 523,785,000	Euro 1,626,308	JPMorgan Chase Bank, N.A.	—	(55,097)	(55,097)
7/16/15	Hungarian Forint 423,695,000	Euro 1,315,660	Morgan Stanley & Co. International PLC	—	(44,430)	(44,430)
7/24/15	United States Dollar 9,375,613	Azerbaijani Manat 7,643,000	Standard Bank PLC	240,642	—	240,642
9/28/15	United States Dollar 124,155	Azerbaijani Manat 101,000	Standard Bank PLC	2,064	—	2,064
10/8/15	United States Dollar 492,750	Azerbaijani Manat 401,000	Standard Bank PLC	7,562	—	7,562
10/13/15	Euro 351,902	Serbian Dinar 46,064,000	Citibank, N.A.	2,839	—	2,839
10/13/15	Euro 43,111	Serbian Dinar 5,626,000	Deutsche Bank AG	197	—	197

				$8,198,377	$(10,885,699)	$(2,687,322)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
3/25/15	COP	8,824,000	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$3,247,991	$63,569
3/25/15	COP	8,897,000	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	3,328,390	11,091
3/25/15	COP	90,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	45,474	293
3/25/15	COP	6,093,700	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	3,048,174	49,745

						$124,698

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
3/15	258 Euro-Bobl	Short	$(37,763,166)	$(38,159,660)	$(396,494)
3/15	41 Euro-Bund	Short	(7,091,484)	(7,384,537)	(293,053)
3/15	10 IMM 10-Year Interest Rate Swap	Long	944,408	891,963	(52,445)
3/15	252 U.S. 2-Year Deliverable Interest Rate Swap	Short	(25,285,467)	(25,434,282)	(148,815)
3/15	62 U.S. 5-Year Deliverable Interest Rate Swap	Short	(6,288,274)	(6,454,782)	(166,508)
3/15	80 U.S. 10-Year Deliverable Interest Rate Swap	Short	(8,476,809)	(8,866,250)	(389,441)
3/15	2 U.S. 30-Year Deliverable Interest Rate Swap	Short	(245,226)	(260,250)	(15,024)

					$(1,461,780)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08%	6/27/24	$242,008
CME	MXN	28,429	Pays	Mexico Interbank TIIE 28 Day	6.29	12/5/24	134,057
LCH.Clearnet	HUF	319,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(116,458)
LCH.Clearnet	HUF	409,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(141,929)
LCH.Clearnet	HUF	3,834,900	Pays	6-month HUF BUBOR	2.66	10/29/19	422,134
LCH.Clearnet	HUF	2,762,970	Pays	6-month HUF BUBOR	3.00	10/29/21	502,275
LCH.Clearnet	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	35,803
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44	5/9/19	430,499
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25	6/5/19	527,460
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19	10/28/21	41,140
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44	10/28/24	184,181

							$2,261,170

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$850,558
Bank of America, N.A.	COP	2,909,349	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	5,155
Bank of America, N.A.	COP	1,418,805	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	1,809
Bank of America, N.A.	COP	1,418,805	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	2,293
Bank of America, N.A.	COP	3,818,465	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	4,095
Bank of America, N.A.	COP	3,054,770	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	3,433
Bank of America, N.A.	COP	2,974,000	Pays	Colombia IBR Overnight Interbank Rate	4.28	12/5/16	1,741
Bank of America, N.A.	COP	1,419,000	Pays	Colombia IBR Overnight Interbank Rate	4.24	12/9/16	472
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	133,476
Bank of America, N.A.	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	38,649
Bank of America, N.A.	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(26,306)
Bank of America, N.A.	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	37,601
Bank of America, N.A.	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	62,127
Bank of America, N.A.	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	62,169
Bank of America, N.A.	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	86,506
Bank of America, N.A.	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(77,988)
Bank of America, N.A.	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(84,318)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	182,903
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	629,054
Barclays Bank PLC	BRL	90,832	Pays	Brazil CETIP Interbank Deposit Rate	12.09	1/2/17	(130,904)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	40,099
Barclays Bank PLC	BRL	20,157	Receives	Brazil CETIP Interbank Deposit Rate	11.81	1/2/23	(195,781)
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	(3,679)
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	20,668
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	16,096
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	46,864
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	90,718
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	80,418
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	46,388
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	96,977
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	163,524
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(141,898)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	92,384
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	140,399
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	30,893
Barclays Bank PLC	THB	47,850	Pays	6-month THBFIX	3.21	10/5/20	79,902
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	79,644
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(58,852)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	14,445
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(11,498)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(122,819)
Citibank, N.A.	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38	1/4/16	(207,215)
Citibank, N.A.	COP	2,095,430	Pays	Colombia IBR Overnight Interbank Rate	4.28	11/28/16	980

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	COP	2,095,430	Pays	Colombia IBR Overnight Interbank Rate	4.29%	12/1/16	$1,258
Citibank, N.A.	COP	1,966,000	Pays	Colombia IBR Overnight Interbank Rate	4.27	12/5/16	992
Citibank, N.A.	COP	2,505,930	Pays	Colombia IBR Overnight Interbank Rate	4.25	12/5/16	855
Citibank, N.A.	COP	4,979,980	Pays	Colombia IBR Overnight Interbank Rate	4.25	12/5/16	1,704
Citibank, N.A.	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	74,176
Citibank, N.A.	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	50,037
Citibank, N.A.	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	36,631
Citibank, N.A.	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	28,295
Citibank, N.A.	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	30,157
Citibank, N.A.	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	23,844
Citibank, N.A.	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	70,690
Citibank, N.A.	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(63,856)
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	44,117
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(65,390)
Deutsche Bank AG	BRL	6,948	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(11,647)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	120,219
Deutsche Bank AG	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	212,692
Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80	11/18/16	12,762
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	92,366
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	98,008
Deutsche Bank AG	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	43,971
Deutsche Bank AG	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	112,310
Deutsche Bank AG	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	58,669
Deutsche Bank AG	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	43,791
Deutsche Bank AG	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	32,207
Deutsche Bank AG	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	18,274
Deutsche Bank AG	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(16,706)
Goldman Sachs International	BRL	32,419	Pays	Brazil CETIP Interbank Deposit Rate	13.16	1/2/17	183,779
Goldman Sachs International	BRL	69,629	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(53,923)
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	33,195
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	22,216
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	810,080
HSBC Bank USA, N.A.	COP	2,156,856	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	2,313
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	351,655
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	303,163
JPMorgan Chase Bank, N.A.	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(274,814)
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	35,131
JPMorgan Chase Bank, N.A.	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	25,142
JPMorgan Chase Bank, N.A.	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	429,754

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91%	10/11/18	$345,257
JPMorgan Chase Bank, N.A.	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	69,302
Morgan Stanley & Co. International PLC	COP	1,943,514	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	3,522
Morgan Stanley & Co. International PLC	COP	1,951,814	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	3,313
Morgan Stanley & Co. International PLC	COP	5,294,120	Pays	Colombia IBR Overnight Interbank Rate	4.23	12/5/16	961
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	428,451
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	115,698
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	244,223
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	11,890
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	21,544
Standard Bank PLC	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	379,459
Standard Bank PLC	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	132,225
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	165,436

							$6,920,580

BRL	-	Brazilian Real

COP	-	Colombian Peso

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$280	1.00	%(1)	9/20/18	0.86%	$1,732	$7,561	$9,293
Romania	Goldman Sachs International	310	1.00	(1)	9/20/18	0.86	1,917	8,358	10,275
Russia	Deutsche Bank AG	4,800	1.00	(1)	3/20/19	6.31	(877,666)	232,054	(645,612)
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/15	0.79	2,357	1,103	3,460
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/15	0.79	1,597	783	2,380
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	1.40	(24,398)	44,910	20,512
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	1.40	(8,633)	8,286	(347)
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	1.40	(6,381)	5,459	(922)
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	1.40	(28,528)	20,616	(7,912)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.79	2,281	1,242	3,523
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.79	1,718	944	2,662
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.40	(4,223)	6,029	1,806
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.40	(4,044)	5,385	1,341
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.40	(7,038)	10,414	3,376

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	BNP Paribas	$1,140	1.00	%(1)	9/20/17	1.40%	$(10,698)	$13,392	$2,694
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.79	2,556	3,122	5,678
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.79	2,403	1,438	3,841
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.79	2,358	1,296	3,654
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.40	(12,200)	24,330	12,130
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/15	0.72	1,454	1,510	2,964
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/15	0.79	1,855	1,019	2,874
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	1.40	(18,768)	34,546	15,778
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	1.40	(7,601)	15,541	7,940
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.79	2,494	1,493	3,987
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.79	2,479	1,429	3,908
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.40	(4,786)	9,296	4,510
South Africa	JPMorgan Chase Bank, N.A.	1,500	1.00	(1)	9/20/15	0.72	4,365	2,758	7,123
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.40	(3,754)	4,116	362
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.40	(46,920)	40,235	(6,685)
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	1.32	(50,620)	87,468	36,848
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	1.78	(254,309)	292,832	38,523

Total		$48,703					$(1,339,001)	$888,965	$(450,036)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Credit Suisse International	$100	1.00	%(1)	3/20/15	$(47)	$(183)	$(230)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	(141)	(545)	(686)
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	1,837	(5,250)	(3,413)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	4,410	(13,237)	(8,827)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	5,250	(15,034)	(9,784)
Lebanon	Deutsche Bank AG	100	1.00	(1)	3/20/15	(47)	(169)	(216)
Lebanon	Deutsche Bank AG	865	1.00	(1)	12/20/15	4,541	(13,559)	(9,018)
Lebanon	Deutsche Bank AG	1,140	1.00	(1)	12/20/15	5,985	(17,797)	(11,812)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	178,937	(225,459)	(46,522)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(12,942)	9,427	(3,515)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(11,978)	8,070	(3,908)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	70,365	(102,703)	(32,338)
Russia	Deutsche Bank AG	1,962	1.00	(1)	6/20/18	304,505	(23,809)	280,696
Russia	Deutsche Bank AG	1,580	1.00	(1)	6/20/18	245,218	(18,940)	226,278
Russia	JPMorgan Chase Bank, N.A.	1,163	1.00	(1)	6/20/18	180,499	(13,780)	166,719
Russia	JPMorgan Chase Bank, N.A.	870	1.00	(1)	6/20/18	135,025	(10,581)	124,444
Russia	JPMorgan Chase Bank, N.A.	500	1.00	(1)	6/20/18	77,601	(5,487)	72,114

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$300	1.00	%(1)	12/20/19	$14,041	$(6,796)	$7,245
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	51,228	(17,568)	33,660
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	34,703	(13,054)	21,649
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	14,041	(7,855)	6,186
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	5,183	(2,051)	3,132
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	49,576	(17,953)	31,623
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	37,347	(12,760)	24,587
South Africa	Citibank, N.A.	150	1.00	(1)	12/20/19	7,021	(4,466)	2,555
South Africa	Citibank, N.A.	100	1.00	(1)	3/20/20	5,182	(3,200)	1,982
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,183	(2,249)	2,934
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,183	(2,736)	2,447
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	51,229	(18,679)	32,550
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	52,219	(20,008)	32,211
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	55,525	(26,148)	29,377
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	30,728	(16,021)	14,707
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	40,321	(14,357)	25,964
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	53,873	(19,570)	34,303
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	54,203	(20,009)	34,194
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	4,680	(3,104)	1,576
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	4,681	(3,726)	955
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	5,182	(2,209)	2,973
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	5,182	(2,288)	2,894
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	5,182	(3,162)	2,020
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	(1,560)	(9,183)	(10,743)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	(2,416)	(18,035)	(20,451)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	(5,637)	(41,929)	(47,566)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	(5,557)	(42,108)	(47,665)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(3,597)	(4,221)	(7,818)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(3,597)	(8,692)	(12,289)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(3,597)	(3,986)	(7,583)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(3,597)	(8,692)	(12,289)
Spain	Deutsche Bank AG	550	1.00	(1)	6/20/20	(5,862)	(20,974)	(26,836)
Spain	Deutsche Bank AG	670	1.00	(1)	12/20/20	(5,396)	(40,887)	(46,283)
Spain	Deutsche Bank AG	3,265	1.00	(1)	12/20/20	(26,296)	(170,875)	(197,171)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	(1,803)	(10,839)	(12,642)

						$1,711,796	$(1,069,426)	$642,370

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $48,703,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Deutsche Bank AG	$9,981	TRY	21,450	3-month USD- LIBOR-BBA	10.54%	4/3/19	$538,543

							$538,543

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$1,837,432	$(1,464,637)

Total		$1,837,432	$(1,464,637)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$8,198,377	$(10,885,699)

Total		$8,198,377	$(10,885,699)

Interest Rate	Cross-Currency Swaps	$538,543	$—
Interest Rate	Financial Futures Contracts*	—	(1,461,780)
Interest Rate	Interest Rate Swaps	8,468,174	(1,547,594)
Interest Rate	Interest Rate Swaps (centrally cleared)	2,519,557	(258,387)
Interest Rate	Non-deliverable Bond Forward Contracts	124,698	—

Total		$11,650,972	$(3,267,761)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date (1)	Interest Rate Paid (Received)	Principal Amount*	Value including Accrued Interest
Barclays Bank PLC	11/20/14	On Demand	(2.50)%	2,196,400	$2,196,400
Barclays Bank PLC	12/11/14	On Demand	(0.33)	431,090	431,090

Counterparty	Trade Date	Maturity Date (1)	Interest Rate Paid (Received)	Principal Amount*		Value including Accrued Interest
JPMorgan Chase Bank, N.A.	1/8/15	On Demand	(1.75)%		640,951	$640,951
JPMorgan Chase Bank, N.A.	1/8/15	On Demand	(3.00)		1,308,641	1,308,641
JPMorgan Chase Bank, N.A.	1/29/15	On Demand	(0.75)		161,481	161,481
JPMorgan Chase Bank, N.A.	1/30/15	On Demand	0.50	RON	44,877,600	11,432,036
JPMorgan Chase Bank, N.A.	1/30/15	On Demand	5.80	ZAR	41,040,000	3,524,259

RON	-	Romanian Leu

ZAR	-	South African Rand

*	In U.S. dollars unless otherwise indicated.

(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$402,940,531

Gross unrealized appreciation	$4,471,272
Gross unrealized depreciation	(57,231,635)

Net unrealized depreciation	$(52,760,363)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$269,787,944	$—	$269,787,944
Foreign Corporate Bonds	—	21,418,575	—	21,418,575
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	1,688,374	1,688,374
Short-Term Investments -
Foreign Government Securities	—	24,774,402	—	24,774,402
U.S. Treasury Obligations	—	6,599,962	—	6,599,962
Repurchase Agreements	—	16,682,417	—	16,682,417
Other	—	9,101,452	—	9,101,452
Total Investments	$—	$348,364,752	$1,688,374	$350,053,126
Forward Foreign Currency Exchange Contracts	$—	$8,198,377	$—	$8,198,377
Non-deliverable Bond Forward Contracts	—	124,698	—	124,698
Swap Contracts	—	13,363,706	—	13,363,706
Total	$—	$370,051,533	$1,688,374	$371,739,907

Liability Description	Level 1	Level 2	Level 3	Total
Securities Sold Short	$—	$(1,719,280)	$—	$(1,719,280)
Forward Foreign Currency Exchange Contracts	—	(10,885,699)	—	(10,885,699)
Futures Contracts	(1,461,780)	—	—	(1,461,780)
Swap Contracts	—	(3,270,618)	—	(3,270,618)
Total	$(1,461,780)	$(15,875,597)	$—	$(17,337,377)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.

Forward Foreign Currency Exchange Contracts and Non-deliverable Bond Forward Contracts. The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015